Share Capital (Schedule of Options Outstanding by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower	$ 5.22
Exercise Price, Upper	$ 6.85
Number outstanding | shares	706,000
Weighted average remaining contractual life (years)	3 years 7 months 2 days
Weighted average exercise price	$ 5.41
Number Exercisable | shares
Weighted Average Exercise price
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower	$ 7.69
Exercise Price, Upper	$ 8.95
Number outstanding | shares	621,000
Weighted average remaining contractual life (years)	5 years 3 months 29 days
Weighted average exercise price	$ 7.91
Number Exercisable | shares	839,000
Weighted Average Exercise price	$ 5.9